Financial Debt - High Yield Bonds - Additional Information (Detail) € in Millions, $ in Millions							1 Months Ended	12 Months Ended
	Jun. 27, 2014 USD ($)	Jun. 27, 2014 EUR (€)	Jun. 02, 2014 USD ($)	Aug. 21, 2013 EUR (€)	Jan. 27, 2011 EUR (€)	Feb. 09, 2007 USD ($)	May 31, 2011 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Mar. 13, 2017 USD ($)	Jan. 20, 2017 USD ($)	Dec. 18, 2015 USD ($)	Dec. 18, 2015 EUR (€)	Sep. 30, 2015 USD ($)	May 01, 2014 USD ($)	Apr. 23, 2014 USD ($)	Apr. 23, 2014 EUR (€)	Sep. 02, 2013 EUR (€)	Jan. 31, 2013 EUR (€)
Disclosure of detailed information about borrowings [Line Items]
Repayment and redemption of notes								$ 26.9	$ 496.1	$ 231.6
Aggregate outstanding principal amount of notes								2,955.3	2,850.4	$ 2,884.8
High Yield Bonds Due 2022 [member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance								$ 419.6						$ 500.0
Maturity date								2022
Notional amount								$ 500.0									$ 500.0
Interest rate								6.875%			6.875%
Issued price percentage																	100.00%
Aggregate outstanding principal amount of notes								$ 419.5
High Yield Bonds Due 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance								$ 604.9						$ 650.0
Maturity date								2021
Notional amount							$ 650.0	$ 650.0
Interest rate							6.50%	6.50%			6.50%
Issued price percentage							96.45%
Yield percentage							7.00%
Aggregate outstanding principal amount of notes								$ 604.2
High Yield Bonds Due 2021 [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date								2021
Notional amount								$ 71.0				$ 12.1	$ 58.6
Interest rate								6.50%			6.50%	6.50%	6.50%
Aggregate outstanding principal amount of notes								$ 70.7
High Yield Bonds Due 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Notional amount						$ 530.0
Term Loan B [Member]
Disclosure of detailed information about borrowings [Line Items]
Repayment and redemption of notes							$ 508.0
High Yield Bonds Due 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date								2020
Notional amount											€ 400.0							$ 546.3	€ 400.0
Interest rate								5.875%			5.875%
Issued price percentage																		100.00%	100.00%
Historical closing exchange rate																		1.3658	1.3658
Aggregate outstanding principal amount of notes								$ 479.5
Convertible Bonds Due 2016 [Member]
Disclosure of detailed information about borrowings [Line Items]
Maturity date					2016
Notional amount | €					€ 360.0
Fugro [member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance | €															€ 84.4
Notional amount | €																				€ 225.0	€ 125.0
Interest rate																					5.50%
Repayment and redemption of notes	$ 38.6	€ 28.1		€ 112.5
Aggregate outstanding principal amount of notes								$ 3.2
High Yield Bonds Due 2017 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance																$ 135.0
Maturity date						2017
Notional amount						$ 400.0
Interest rate						7.75%
Repayment and redemption of notes			$ 265.0
Aggregate outstanding principal amount of notes									$ 8.3
Redemption percentage			101.292%
Bridge Loan 1 [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding balance						$ 700.0